WILSHIRE VARIABLE INSURANCE TRUST

(the “Trust”)

Equity Fund

Balanced Fund

Income Fund

Short-Term Investment Fund

Small Cap Growth Fund

International Equity Fund

Socially Responsible Fund

Supplement dated May 1, 2008 to the prospectus of the funds listed above dated May 1, 2008 (the “Prospectus”)

This supplement information replaces and supersedes any contrary information contained in the Prospectus.

The following information replaces the information contained under the “ANNUAL FUND OPERATING EXPENSES” section on page 21 of the Prospectus.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fee	Distribution (12b-1) Fees	Other Expenses	Underlying Fund Fees and Expenses	Total Annual Operating Expenses
Equity Fund	0.70%	0.25%	0.18%	N/A	1.13%
Balanced Fund(1)	0.00%	0.00%	0.09%	1.07%	1.16%
Income Fund	0.55%	0.25%	0.25%	N/A	1.05%
Short-Term Investment Fund(2)	0.28%	0.25%	0.56%	N/A	1.09%
Small Cap Growth Fund(2)	1.15%	0.25%	0.36%	N/A	1.76%
International Equity Fund(2)	1.00%	0.25%	1.01%	0.01%	2.27%
Socially Responsible Fund	0.85%	0.25%	0.19%	N/A	1.29%

(1)	The Balanced Fund’s shareholders indirectly bear, pro rata, the expenses of both the Equity Fund and the Income Fund. These indirect expenses are based on actual expense ratios for both the Equity Fund and the Income Fund. Expense ratios of both the Equity Fund and the Income Fund are located in the tables above. The Equity Fund and the Income Funds’ fees and expenses are not reflected in the Balanced Fund’s expense ratio as shown in the Financial Highlights table of this prospectus.

(2)	For the fiscal year ended December 31, 2007, Wilshire voluntarily waived investment management fees and reimbursed the Short-Term Investment Fund for all fees, except custodian and Trustees’ expenses. Wilshire voluntarily waived 0.23% and 0.20% of its management fees for the Small Cap Growth Fund and International Equity Fund, respectively. Such fee waivers were made in connection with corresponding fee reductions negotiated with each Fund’s subadvisers. After these waivers, actual net annual operating expenses for the Short-Term Investment Fund, Small Cap Growth Fund and International Equity Fund for the fiscal year ended December 31, 2007 were 0.10%, 1.53% and 2.07%, respectively. Wilshire’s voluntary fee waiver is expected to continue until December 31, 2008 and may be terminated at any time.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS OF THE TRUST

FOR FUTURE REFERENCE.

WILSHIRE VARIABLE INSURANCE TRUST

(the “Trust”)

Supplement dated May 1, 2008 to the statement of additional information dated May 1, 2008 (the “SAI”)

This supplement information replaces and supersedes any contrary information contained in the SAI.

The following information replaces the information contained under the “INVESTMENT ADVISORY AGREEMENTS” section on page 28 of the SAI.

For the fiscal years ended December 31, 2005, 2006 and 2007, the advisory fees for each Fund payable to the Adviser, the reductions attributable to contractual and voluntary fee waivers, the net fees paid with respect to the Funds, and the corresponding percentages of net assets (net of waivers) were as follows:

2005

Fund	Advisory Fee Payable	Reduction in Fee	Net Fee Paid	% of Average Net Assets
Equity Fund	$2,822,407	$251,903	$2,570,504	0.50%
Balanced Fund	$0	$0	$0	0.00%
Income Fund	$704,299	$50,879	$653,420	0.51%
Short-Term Investment Fund	$8,878	$31,176	$(22,298)	0.00%
Small Cap Growth Fund	$599,057	$26,169	$572,888	1.10%
International Equity Fund	$396,943	$30,872	$366,071	0.92%
Socially Responsible Fund	$665,770	$170,469	$495,301	0.63%

2006

Fund	Advisory Fee Payable	Reduction in Fee	Net Fee Paid		% of Average Net Assets
Equity Fund	$3,114,150	$161,663	$2,952,487		0.58%
Balanced Fund	$0	$36,506	$(36,506)		0.00%
Income Fund	$700,899	$39,052	$661,847		0.52%
Short-Term Investment Fund	$10,247	$42,666	$(32,419)		0.00%
Small Cap Growth Fund	$619,622	$85,256	$534,366		0.99%
International Equity Fund	$456,449	$76,115	$380,334		0.83%
Socially Responsible Fund	$717,478	$76,841	$640,637		0.76%
2010 Aggressive Fund	$144	$25,270	$(25,126	)*	0.00%
2010 Moderate Fund	$226	$25,101	$(24,875	)*	0.00%
2010 Conservative Fund	$423	$25,055	$(24,632	)*	0.00%
2015 Moderate Fund	$1,546	$24,725	$(23,179	)*	0.00%
2025 Moderate Fund	$1,043	$24,989	$(23,946	)*	0.00%
2035 Moderate Fund	$210	$25,168	$(24,958	)*	0.00%
2045 Moderate Fund	$179	$25,023	$(24,844	)*	0.00%

2007

Fund	Advisory Fee Payable	Reduction in Fee	Net Fee Paid		% of Average Net Assets
Equity Fund	$3,675,870	$16,533	$3,659,337		0.70%
Balanced Fund	$0	$0	$0		0.00%
Income Fund	$713,309	$84,020	$629,289		0.49%
Short-Term Investment Fund	$17,324	$62,661	$(45,337)		0.00%
Small Cap Growth Fund	$665,332	$175,455	$489,877		0.85%
International Equity Fund	$557,262	$111,372	$445,890		0.80%
Socially Responsible Fund	$782,818	$13,567	$769,251		0.83%
2010 Aggressive Fund	$1,894	$42,825	$(40,931	)*	0.00%
2010 Moderate Fund	$5,026	$41,652	$(36,626	)*	0.00%
2010 Conservative Fund	$2,899	$42,268	$(39,369	)*	0.00%
2015 Moderate Fund	$17,048	$38,388	$(21,340	)*	0.00%
2025 Moderate Fund	$12,491	$40,544	$(28,053	)*	0.00%
2035 Moderate Fund	$5,597	$42,924	$(37,327	)*	0.00%
2045 Moderate Fund	$3,113	$43,073	$(39,960	)*	0.00%
*	Reduction in fee for the Target Maturity Funds includes contractual waivers of management fees and reimbursement of expenses so that total annual operating expenses for each Target Maturity Fund would not exceed 0.50%.

The following information replaces the information contained under the “OTHER SERVICES” section on page 51 of the SAI.

The following table describes the administration and accounting fees paid by each Fund for the year ended December 31, 2005, 2006 and 2007:

NAME OF FUND	2005		2006		2007
Equity Fund	$262,569		$399,981		$384,987
Balanced Fund	$13,546		$10,823		$9,997
Income Fund	$94,997		$177,609		$95,124
Short-Term Investment Fund	$3,308	*	$3,618		$4,630
Small Cap Growth Fund	$30,652		$69,891		$42,437
International Equity Fund	$53,634		$148,394		$40,876
Socially Responsible Fund	$42,170		$68,626		$67,516
2010 Aggressive Fund**	N/A		$2,225	***	$20,415	****
2010 Moderate Fund**	N/A		$2,225	***	$20,415	****
2010 Conservative Fund**	N/A		$2,225	***	$20,415	****
2015 Moderate Fund**	N/A		$2,225	***	$20,415	****
2025 Moderate Fund**	N/A		$2,225	***	$20,415	****
2035 Moderate Fund**	N/A		$2,225	***	$20,415	****
2045 Moderate Fund**	N/A		$2,225	***	$20,415	****

*	The Adviser reimbursed the Short-Term Investment Fund’s administration fees during 2005.
**	The Target Maturity Funds commenced operations on May 1, 2006.
***	PFPC waived $80,122 of administration fees for the Target Maturity Funds for the period May 1, 2006 to December 31, 2006.
****	PFPC waived $20,419 of administration fees for the Target Maturity Funds for the fiscal year ended December 31, 2007.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SAI OF THE TRUST

FOR FUTURE REFERENCE.

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